Disaggregated Revenues - Schedule of Business Operations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Business Operations [Line Items]
Total revenues	$ 2,019,628	$ 2,686,902	$ 5,433,375	$ 5,136,153	$ 5,944,190
IVF treatment service [Member]
Schedule of Business Operations [Line Items]
Total revenues	2,019,628		5,433,375	4,021,696	2,819,163
Surrogacy, ancillary caring and other services [Member]
Schedule of Business Operations [Line Items]
Total revenues				$ 1,114,457	$ 3,125,027